Income Taxes - Geographic Components of Earnings Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Tax Disclosure [Abstract]
United States	$ 102.1	$ 132.4	$ 76.7
Foreign	62.5	49.1	51.0
Earnings before income taxes	$ 164.6	$ 181.5	$ 127.7